ACQUISITION (Details Narrative) $ / shares in Units, $ in Thousands			12 Months Ended
		Feb. 03, 2022 USD ($) $ / shares shares	Dec. 31, 2022 USD ($) shares	Dec. 31, 2021 USD ($) shares	Dec. 31, 2020 USD ($)	Feb. 03, 2022 ILS (₪) shares
IfrsStatementLineItems [Line Items]
Number of shares issued | shares			30,945,322	26,326,488
Financial expenses			$ 1,391	$ 91	$ 107
Isramat Ltd [member]
IfrsStatementLineItems [Line Items]
Cash paid		$ 879				₪ 2,800,000
Number of shares issued | shares		273,774				273,774
Share price per share | $ / shares		$ 7.6311
Provision for commitment to shareholders		$ 343
Commitment to seelling shareholders		1,447
Financial expenses		1,105
Goodwill recognized	[1]	$ 1,188
Revenues			3,958
Net loss			$ 875

[1]	Goodwill represents the excess of the purchase price over the fair value of the net tangible and identifiable intangible assets acquired. The goodwill is attributed to the expected benefits arising from the synergies of the combination of the activities of the Company and acquired company, and to the value of assembled workforce.